Trade and other payables - Break-down (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables
Trade payables	€ 16,795	€ 8,679
Down payments and advances from joint ventures in exploration and production activities	552	417
Payables for purchase of non-current assets	1,732	1,393
Payables due to partners in exploration & production activities	1,188	1,120
Other payables	1,453	1,327
Trade and other current payables	€ 21,720	€ 12,936